Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - $ / $	Dec. 31, 2021	Dec. 31, 2020
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rate (CAD per USD)	1.26	1.27
Average
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rate (CAD per USD)	1.25	1.34